Consolidated statement of financial position - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017
Non-current assets
Goodwill	€ 26,734	€ 26,808
Other intangible assets	16,523	19,412
Plant, property and equipment	28,325	30,204
Investments in associates and joint ventures	2,538	3,138
Other investments	3,204	3,459
Deferred tax assets	26,200	24,300
Post employment benefits	110	57
Trade and other receivables	4,026	4,569
Total non-current assets	107,660	111,947
Current assets
Inventory	581	576
Taxation recoverable	106	150
Trade and other receivables	9,975	9,861
Other investments	8,795	6,120
Cash and cash equivalents	4,674	8,835
Total current assets	24,131	25,542
Assets held for sale	13,820	17,195
Total assets	145,611	154,684
Equity
Called up share capital	4,796	4,796
Additional paid-in capital	150,197	151,808
Treasury shares	(8,463)	(8,610)
Accumulated losses	(106,695)	(105,851)
Accumulated other comprehensive income	27,805	30,057
Total attributable to owners of the parent	67,640	72,200
Non-controlling interests	967	1,525
Put options over non-controlling interests		(6)
Total non-controlling interests	967	1,519
Total equity	68,607	73,719
Non-current liabilities
Long-term borrowings	32,908	34,523
Deferred tax liabilities	644	535
Post employment benefits	520	651
Provisions	1,065	1,130
Trade and other payables	2,843	1,737
Total non current liabilities	37,980	38,576
Current liabilities
Short-term borrowings	10,351	12,051
Taxation liabilities	541	661
Provisions	891	1,049
Trade and other payables	16,242	16,834
Total current liabilities	28,025	30,595
Liabilities held for sale	10,999	11,794
Total equity and liabilities	€ 145,611	€ 154,684